Commitments and Contingencies - Ministry of Commerce Administrative (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2020 TRY (₺)
Ministry of commerce administrative fine [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed	₺ 138,173